ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Advances to Suppliers

Advances to suppliers are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)

Financing fee	7,497,988	7,497,988	1,152,419
Advertising fee	255,259	255,259	39,233
Development fee	700,000	—	—
Other	631,918	349,031	53,645

	9,085,165	8,102,278	1,245,297